Investments - Investment Category, Duration, and Unrealized Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Fair value of securities in a continuous unrealized loss position
Total Fair Value	$ 2,706
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	6.00%	7.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	54.00%	37.00%
Number of individual securities comprising total gross unrealized losses | security	15	9
Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Total Fair Value	$ 522
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	1,789	$ 683
Fair value of securities in a continuous unrealized loss position, 12 months or more	917	1,223
Total Fair Value	2,706	1,906
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(101)	(39)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(114)	(99)
Unrealized losses on securities in a continuous unrealized loss position	(215)	(138)
Fixed maturity securities | States, municipalities and political subdivisions
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	101
Fair value of securities in a continuous unrealized loss position, 12 months or more	0
Total Fair Value	101
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0
Unrealized losses on securities in a continuous unrealized loss position	(1)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0	0
Fair value of securities in a continuous unrealized loss position, 12 months or more	522	526
Total Fair Value	522	526
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0	0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(9)	(11)
Unrealized losses on securities in a continuous unrealized loss position	(9)	(11)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	1,688	683
Fair value of securities in a continuous unrealized loss position, 12 months or more	395	697
Total Fair Value	2,083	1,380
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(100)	(39)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(105)	(88)
Unrealized losses on securities in a continuous unrealized loss position	(205)	(127)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	2,561	615
Fair value of securities in a continuous unrealized loss position, 12 months or more	385	235
Total Fair Value	2,946	850
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(81)	(28)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(43)	(15)
Unrealized losses on securities in a continuous unrealized loss position	$ (124)	$ (43)